Commitments and Contingencies - Schedule of Financial Instruments Representing Credit Risk (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Credit risk of financial instruments	$ 27,096,000	$ 20,560,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Credit risk of financial instruments	$ 219,000	$ 163,000